Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:	INTANGIBLE ASSETS, NET

	December 31,
	2022	2021
Cost:
Technology	$4,284,315	$4,284,315
Backlog	45,996	45,996

	4,330,311	4,330,311

Accumulated amortization and impairment:
Accumulated amortization	2,222,194	1,793,763
Intangible asset impairment	2,108,117	—

	4,330,311	1,793,763

Intangible assets, net	$—	$2,536,548

Amortization expenses for the years ended December 31, 2022, 2021 and 2020 were $428,431, $428,431 and $428,434, respectively. Furthermore, as of December 31, 2022, the Group recorded an impairment charge of $2,108,117, which equals to the remaining technology net amount. See Note 2.h. for further information.